March 22, 2005

Mr. Jeffrey P. Riedler

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Loews Corporation
Registration Statement on Form S-3
(Registration No. 333-123104)

Dear Mr. Riedler:

On behalf of our client, Loews Corporation (the “Company”), enclosed are copies of Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-3 which was filed today via EDGAR with the Securities and Exchange Commission (the “Commission”). Also enclosed are copies of Amendment No. 1 marked to show changes from the Registration Statement on Form S-3 filed with the Commission on March 3, 2005. The changes in Amendment No. 1 include those made in response to the comments of the staff of the Commission (the “Staff”) set forth in your letter dated March 16, 2005 (the “Comment Letter”).

Set forth below are the Company’s responses to the comments raised in the Comment Letter. For the convenience of the Staff, each response below has been numbered to correspond with the comments in the Comment Letter. Unless otherwise indicated, page numbers in the responses refer to pages of the preliminary prospectus included in Amendment No. 1.

Risk Factor Cross Reference

1.	Please revise to include a cross-reference in bold to the Risk Factors section or the Forward-Looking Statements as appropriate with the page number where it can be found. Refer to Item 501 of Regulation S-K.

The Company has amended its disclosure on the cover page of the preliminary prospectus to add a bold cross reference to the “Risk Factors” section of the prospectus with a page number where it can be found, and a reference to draw the reader’s attention to any risk factors contained in any prospectus supplement. In addition, the disclosure on the cover page has been revised to indicate that, depending on the security being sold, the offering may or may not involve risks that are required to be discussed in a separate “Risk Factors” section. See also the Company’s response to Comment 2.

2.	Revise the section titled “Risk Factors” to include a full discussion of risks and possible consequences. Currently you identify risks in “Forward-Looking Statements” without a sufficient description of risk or the consequences.

Item 503(c) of Regulation S-K requires that “where appropriate” issuers provide under the caption “Risk Factors” a discussion of “the most significant risks that make an offering speculative or risky.” The Company does not believe that all offerings of securities pursuant to the Registration Statement will be “speculative or risky.” Some offerings may fall into this category and others will not. For example, no separate “Risk Factor” section has been included in the prospectus supplements for offerings of the Company’s non-convertible investment grade debt securities made under the Company’s currently effective universal shelf registration statement (Registration No. 333-104759) because the Company does not believe that investing in such securities involves risks that rise to the level of making such offerings “speculative or risky.” See, e.g., the prospectus supplement filed by the Company with the Commission on January 24, 2005 pursuant to Rule 424(b). Conversely, in the recent offering of the Company’s Carolina Group stock, a tracking stock designed to track the economic performance of the Company’s Lorillard tobacco subsidiary, the Company included in the prospectus supplement under a heading entitled “Risk Factors” several risk factors that fall into that category. See the prospectus supplement filed by the Company with the Commission on December 7, 2004 pursuant to Rule 424(b). Consistent with the Company’s past practices, and as indicated on page 4 of the preliminary prospectus contained in the Registration Statement, where appropriate, a discussion of risk factors that make any particular offering pursuant to the Registration Statement “speculative or risky” will be included in the relevant prospectus supplement.

The risks identified in the section titled “Forward-Looking Statements” are described to alert the reader to some of the factors that could cause actual results to differ from those indicated in any forward looking statement made or incorporated by reference into the prospectus and therefore avail the Company of the safe harbor provided by the Private Securities Litigation Reform Act of 1995. While these also describe certain of the risks or uncertainties associated with the business of Loews and its subsidiaries, they do not rise to the level of making every offering of securities by the Company “speculative or risky.” This section has not been included in reference to any particular offering of securities, or in compliance with Item 503(c). Accordingly, the reference to this section under the heading “Risk Factors” in the prospectus has been deleted and the disclosure on page 4 under the caption “Risk Factors” has been revised.

In a separate letter dated the date hereof, the Company is requesting acceleration of the effectiveness of the Registration Statement to 4:00 p.m. Eastern Standard Time on March 24, or as soon as possible thereafter.

Division of Corporation Finance

March 22, 2005

If you have any questions regarding the responses to the comments of the Staff, or require additional information, please contact the undersigned at (212) 735-2918.

Very truly yours,

/s/ Gregory A. Fernicola
Gregory A. Fernicola

Enclosures

cc:	Mr. Gary W. Garson

Loews Corporation

Mr. Albert C. Lee

Division of Corporation Finance

Securities and Exchange Commission